UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas
                                        New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna -
                                       1345 Avenue of the Americas
                                       New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/05

Date of Reporting Period: 2/28/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (unaudited)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS & NOTES-89.1%
                ALABAMA-2.4%
   $11,145      Birmingham Waterworks & Sewer Board Rev.,
                   5.00%, 1/1/27-1/1/37, Ser. B  (MBIA) ......................................   Aaa/AAA        $11,483,677
     1,750      Huntsville Health Care Auth.,
                   5.75%, 6/1/32, Ser. B  ....................................................    A2/NR           1,863,173
    16,580      Jefferson Cnty. Sewer Rev.,
                   4.75%, 2/1/38, Ser. B (FGIC) (Prerefunded @100, 8/1/12) (a) ...............   Aaa/AAA         18,057,610
                                                                                                              --------------
                                                                                                                 31,404,460
                                                                                                              --------------
                ALASKA-0.3%
                State Housing Finance Corp.,
     3,550         5.25%, 6/1/32, Ser. C (MBIA) ..............................................   Aaa/AAA          3,591,109
                                                                                                              --------------
                ARIZONA-0.1%
     1,300      Health Fac. Auth. Hospital System Rev.,
                   5.75%, 12/1/32 ............................................................    NR/BBB          1,357,967
                                                                                                              --------------
                CALIFORNIA-4.1%
     9,610      Alameda Corridor Transportation Auth. Rev.,
                   zero coupon, 10/1/16, Ser. A. (AMBAC) .....................................   Aaa/AAA          5,806,074
    12,300      Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
                   6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 .................................  Baa3/BBB         12,807,084
     1,000      Rancho Cucamonga Community Facs. District, Special Tax,
                   6.30%, 9/1/23, Ser. A .....................................................    NR/NR           1,031,260
     4,000      Southern California Public Power Auth., Transmission Project Rev.,
                   zero coupon, 7/1/13 .......................................................    Aa3/A+          2,887,960
    28,775      State Economic Recovery GO, 5.00%, 7/1/11, Ser. A. (MBIA) ....................   Aaa/AAA         31,650,198
                                                                                                              --------------
                                                                                                                 54,182,576
                                                                                                              --------------
                COLORADO-5.1%
    30,000      Dawson Ridge District No. 1, GO,
                   zero coupon, 10/1/22, Ser. A ..............................................    Aaa/NR         12,898,800
     5,000      Denver City & Cnty. CP,
                   5.50%, 12/1/25, Ser. B (AMBAC) ............................................   Aaa/AAA          5,654,550
    25,000      Health Fac. Auth. Rev., Catholic Health Initiatives-A,
                   5.50%, 3/1/32 .............................................................    Aa2/AA         27,460,000
    18,305      Health Fac. Auth. Rev., Exempla Inc.,
                   5.625%, 1/1/33, Ser. A ....................................................    A1/A-          19,061,180
     6,500      Health Fac. Auth. Rev., Retirement Fac. Rev., Liberty Height,
                   zero coupon, 7/15/22 ......................................................   Aaa/AAA          2,823,210
                                                                                                              --------------
                                                                                                                 67,897,740
                                                                                                              --------------
                DISTRICT OF COLUMBIA-1.3%
    17,500      Washington DC Convention Center Auth. Tax Rev.,
                   4.75%, 10/1/28 (AMBAC) ....................................................   Aaa/AAA         17,562,125
                                                                                                              --------------
                FLORIDA-3.2%
     8,000      Highlands Cnty. Health Fac. Auth. Rev.,
                   6.00%, 11/15/31, Ser. A ...................................................     A2/A           8,673,760
       635      Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
                   5.625%, 8/15/23 ...........................................................  Baa2/BBB            654,323
     2,335      Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
                   Tampa Electric Co. Project,
                   5.50%, 10/1/23 ............................................................  Baa2/BBB-         2,398,909
     7,135      Jacksonville Health Facs. Auth. Rev.,
                   5.25%, 11/15/32, Ser. A ...................................................   Aa2/AA           7,417,261
    11,500      Lakeland Hospital System Rev., Regional Health System,
                   5.50%, 11/15/32 ...........................................................    A1/NR          12,124,680

                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)
    $3,000      Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
                   5.50%, 7/1/32 .............................................................    A3/A-          $3,094,560
     7,550      Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
                   5.625%-6.25%, 11/15/24-11/15/32 ...........................................    A2/A            8,322,163
     1,500      Winter Springs Water & Sewer Rev.,
                   zero coupon, 10/1/29 (FGIC) ...............................................   Aaa/AAA            446,685
                                                                                                              --------------
                                                                                                                 43,132,341
                                                                                                              --------------
                GEORGIA-0.7%
     4,000      Atlanta Water & Wastewater Rev.,
                   5.00%, 11/1/39, Ser. A (MBIA) .............................................   Aaa/AAA          4,123,520
     1,500      Grantor Trust Gov't CP,
                   4.75%, 6/1/28, Ser. A (MBIA) ..............................................   Aaa/AAA          1,560,240
     9,600      Richmond Cnty. Dev Auth. Rev.,
                   zero coupon, 12/1/21 ......................................................   Aaa/NR           4,289,088
                                                                                                              --------------
                                                                                                                  9,972,848
                                                                                                              --------------
                HAWAII-1.5%
    19,170      Honolulu City & Cnty. Wastewater System Rev.,  First Board Resolution,
                   4.75%, 7/1/28 (FGIC) ......................................................    Aaa/NR         19,411,734
                                                                                                              --------------
                ILLINOIS-18.6%
    11,760      Central Lake Cnty. Water Agency Rev.,
                   5.125%, 5/1/28-5/1/32, Ser. A (AMBAC) .....................................    Aaa/NR         12,259,697
     5,000      Cicero GO,
                   5.25%, 12/1/31 (MBIA) .....................................................   Aaa/AAA          5,309,100
                Chicago Board of Education School Reform GO,
    15,535         zero coupon, 12/1/16, Ser. A ..............................................   Aaa/AAA          9,211,478
     5,000         zero coupon, 12/1/28, Ser. A (FGIC) .......................................   Aaa/AAA          1,505,350
     4,500         zero coupon, 12/1/31 (FGIC) ...............................................   Aaa/AAA          1,128,285
    94,485      Chicago City Colleges GO,
                   zero coupon, 1/1/37-1/1/39 (FGIC) .........................................   Aaa/AAA         17,110,613
                Chicago GO,
     5,110         5.00%, 1/1/33, (AMBAC) ....................................................   Aaa/AAA          5,267,848
     5,050         5.125%, 1/1/29, Ser. A (FGIC) .............................................   Aaa/AAA          5,201,146
     7,000      Chicago Midway Airport Rev.,
                   5.00%, 1/1/31, Ser. B (MBIA) ..............................................   Aaa/AAA          7,210,280
     9,862      Chicago Special Assessment, Lake Shore East,
                   6.625%-6.75%, 12/1/22-12/1/32 .............................................    NR/NR          10,372,329
   144,650      Dev. Finance Auth. Retirement Housing Rev.,
                   zero coupon, 7/15/23-7/15/25 ..............................................    NR/AAA         53,959,200
    20,100      Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                   5.625%, 1/1/28 ............................................................    A2/NR          21,063,192
     1,000      McHenry & Kane Cnty. Community Consolidated School District 158,
                   zero coupon, 1/1/12 (FGIC) ................................................   Aaa/AAA            765,110
   110,000      Metropolitan Pier & Exposition Auth.,
                   zero coupon, 12/15/30-12/15/33 (MBIA) .....................................   Aaa/AAA         27,980,000
     4,500      Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC) ................................   Aaa/AAA          4,621,950
    10,000      State GO, 5.00%, 3/1/34, Ser. A ..............................................    Aa3/AA         10,344,000
    68,470      State Sports Facs. Auth,
                   zero coupon, 6/15/30 (AMBAC) ..............................................   Aaa/AAA         54,934,850
                                                                                                              --------------
                                                                                                                248,244,428
                                                                                                              --------------
                INDIANA-0.6%
                Brownsburg 1999 School Building Corp.,
     3,000         5.00%-5.25%, 3/15/25-9/15/25, Ser. A (FSA) ................................   Aaa/AAA          3,197,390
     4,125      Fort Wayne Pollution Control Rev.,
                   6.20%, 10/15/25 ...........................................................  Baa2/BBB-         4,426,166
       500      State Bank Rev.,
                   5.25%, 4/1/30, Ser. D (AMBAC) .............................................   Aaa/AAA            526,520
                                                                                                              --------------
                                                                                                                  8,150,076
                                                                                                              --------------


                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                IOWA-0.6%
    $8,850      Tobacco Settlement Auth.,
                   5.60%, 6/1/35, Ser. B .....................................................   Baa3/BBB        $8,276,166
                                                                                                              --------------
                KANSAS -0.2%
     2,800      Univ. of Kansas, Hospital Auth. Health Facs. Rev.,
                   5.625%, 9/1/32 ............................................................    NR/A-           2,931,404
                                                                                                              --------------
                KENTUCKY-0.9%
                Economic Dev. Finance Auth. Hospital Facs. Rev.,
     2,500         5.25%, 10/1/30 ............................................................    A1/AA-          2,583,500
     8,210         6.00%, 10/1/19 ............................................................     A3/A           9,121,474
                                                                                                              --------------
                                                                                                                 11,704,974
                                                                                                              --------------
                LOUISIANA-4.6%
    20,400      Public Facs. Auth. Rev., Ochsner Clinic Foundation,
                   5.50%, 5/15/32, Ser. B ....................................................    A3/NR          21,160,920
    40,395      Tobacco Settlement Financing Corp.,
                   5.875%, 5/15/39, Ser. 2001B (b) ...........................................   Baa3/BBB        39,778,353
                                                                                                              --------------
                                                                                                                 60,939,273
                                                                                                              --------------
                MARYLAND-0.1%
                State Health & Higher Educational Fac. Auth. Rev., Adventist Healthcare,
     1,000         5.75%, 1/1/25, Ser. A, ....................................................   Baa1/NR          1,059,510
                                                                                                              --------------
                MASSACHUSETTS-3.8%
     1,300      Bay Transportation Auth.,
                   4.75%, 3/1/21, Ser. A (MBIA) ..............................................   Aaa/AAA          1,335,841
    18,205      State College Building Auth. Project Rev., 5.50%, 5/1/28-5/1/39, Ser. B (XLCA)   Aaa/AAA         20,614,215
     9,000      State GO, 5.00%, 8/1/11, Ser. A (MBIA) .......................................   Aaa/AAA          9,877,320
     4,295      State Turnpike Auth., 4.75%, 1/1/34, Ser. A (AMBAC)...........................   Aaa/AAA          4,320,512
                State Water Res. Auth.,
    12,050         4.75%, 8/1/37, Ser. A (FSA) ...............................................   Aaa/AAA         12,083,378
     2,300         4.75%, 12/1/21, Ser. B (MBIA) .............................................   Aaa/AAA          2,334,109
                                                                                                              --------------
                                                                                                                 50,565,375
                                                                                                              --------------
                MICHIGAN-2.6%
    10,250      Detroit City School District, GO,
                   5.00%-5.125%, 5/1/31-5/1/32, Ser. A .......................................   Aaa/AAA         10,658,665
     2,500      Detroit Water Supply System,
                   5.00%, 7/1/30, Ser. A (FGIC) ..............................................   Aaa/AAA          2,573,575
     5,000      State Hospital Finance Auth. Rev., Ascension Health,
                   5.25%, 11/15/26, Ser. B ...................................................    Aa2/AA          5,183,300
    15,425      State Hospital Finance Auth. Rev., Oakwood Obligation Group,
                   5.75%-6.00%, 4/1/22-4/1/32, Ser. A ........................................    A2/A           16,284,739
                                                                                                              --------------
                                                                                                                 34,700,279
                                                                                                              --------------
                MISSISSIPPI-0.4%
     3,605      Business Finance Corp., Pollution Control Rev.,
                   5.875%, 4/1/22 ............................................................   Ba1/BBB          3,622,773
     1,000      Dev. Bank Special Obligation, Projects & Equipment Acquisitions,
                   5.00%, 7/1/24 (AMBAC) .....................................................   Aaa/AAA          1,099,520
                                                                                                              --------------
                                                                                                                  4,722,293
                                                                                                              --------------
                MISSOURI-0.1%
     1,500      St. Louis Parking Facs. Rev., Downtown Parking Facility,
                   6.00%, 2/1/28 .............................................................    NR/NR           1,544,280
                                                                                                              --------------

                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA-1.9%
    $3,400      Clark Cnty. GO,
                   5.00%, 6/1/31 (FGIC) ......................................................   Aaa/AAA         $3,502,612
    17,030      Reno Transportation Project Rev.,
                   5.125%-5.25%, 6/1/27-6/1/41 (AMBAC) .......................................   Aaa/AAA         17,856,661
     3,290      Truckee Meadows Water Auth. Rev.,
                   5.125%, 7/1/30, Ser. A (FSA) ..............................................   Aaa/AAA          3,442,491
                                                                                                              --------------
                                                                                                                 24,801,764
                                                                                                              --------------
                NEW HAMPSHIRE-0.2%
     3,000      Health & Educational Facs. Auth. Hospital Rev.,
                   6.125%, 7/1/32 ............................................................  Baa1/BBB+         3,115,140
                                                                                                              --------------
                NEW JERSEY-2.6%
        60      Camden Cnty. Improvement Auth. Rev., Cooper Health,
                   5.875%-6.00%, 2/15/15-2/15/27 .............................................   Baa3/BBB            61,691
    15,405      Economic Dev. Auth., Kapkowski Road Landfill Project Special Assessment,
                   5.75%, 10/1/21-4/1/31 .....................................................   Baa3/NR         16,620,392
                Economic Dev. Auth. Rev., Arbor Glen,
       225         6.00%, 5/15/28, Ser. A (Pre-refunded @ 102, 5/15/09) (a) ..................    NR/NR             255,697
       525         6.00%, 5/15/28, Ser. A ....................................................    NR/NR             519,755
     3,500      State Educational Fac. Auth. Rev.,
                   6.00%, 7/1/25, Ser. D .....................................................    NR/NR           3,745,595
    13,030      Tobacco Settlement Financing Corp., Rev.,
                   6.00%-6.75%, 6/1/37-6/1/43 ................................................   Baa3/BBB        13,118,058
                                                                                                              --------------
                                                                                                                 34,321,188
                                                                                                              --------------
                NEW MEXICO-0.4%
     5,000      Farmington Pollution Control Rev.,
                   5.80%, 4/1/22..............................................................   Baa2/BBB         5,108,200
                                                                                                              --------------
                NEW YORK-2.8%
                Metropolitan Transportation Auth. Rev.,
    10,600         5.00%, 11/15/30, Ser. A (FSA)..............................................   Aaa/AAA         11,010,856
    10,000         5.25%, 11/15/32............................................................    A2/A           10,586,000
     7,000      New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
                   5.00%, 6/15/39, Ser. A ....................................................   Aa2/AA+          7,235,900
     6,700      State Dormitory Auth. Rev.,
                   5.00%, 7/1/34, Ser. 1 .....................................................    Aa2/AA          6,911,318
     2,000      State Environmental Facilities Corp.,
                   5.00%, 6/15/28 ............................................................   Aaa/AAA          2,089,480
                                                                                                              --------------
                                                                                                                 37,833,554
                                                                                                              --------------
                OHIO-0.6%
     7,500      Lorian Cnty. Hospital Rev.,
                   5.375%, 10/1/30 ...........................................................   A1/AA-           7,761,300
                                                                                                              --------------
                PENNSYLVANIA-3.2%
     7,250      Allegheny Cnty. Hospital Dev. Auth. Rev.,
                   9.25%, 11/15/15-11/15/30, Ser. B ..........................................    B1/B            8,443,833
     4,500      Cumberland Cnty. Auth. Retirement Community Rev.,
                   7.25%, 1/1/35, Ser. A......................................................    NR/NR           4,773,690
     8,750      Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
                   5.125%, 6/1/27-6/1/32, Ser. A .............................................    NR/A            8,965,950
     5,000      Philadelphia Auth. Dev. Lease Rev.,
                   5.25%, 10/1/30, Ser. B (FSA) ..............................................   Aaa/AAA          5,277,750
     3,050      Philadelphia Auth. Industrial Dev. Rev., Doubletree,
                   6.50%, 10/1/27 ............................................................    NR/NR           3,168,431


                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)
    $3,000      Philadelphia GO,
                   5.25%, 9/15/25 (FSA).......................................................   Aaa/AAA         $3,190,950
     8,520      Philadelphia Hospital & Higher Education Facs. Auth. Rev.,
                   6.85%, 7/1/22 .............................................................   Baa2/BBB         8,639,195
       500      Pittsburgh & Allegheny Cnty. Public Auditorium,
                   5.00%, 2/1/29 (AMBAC)......................................................   Aaa/AAA            511,630
                                                                                                              --------------
                                                                                                                 42,971,429
                                                                                                              --------------
                PUERTO RICO-0.3%
     4,200      Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN .....................    A3/A-           4,392,234
                                                                                                              --------------
                RHODE ISLAND-4.6%
    62,000      Tobacco Settlement Financing Corp.,
                   6.25%, 6/1/42, Ser. A .....................................................   Baa3/BBB        61,992,560
                                                                                                              --------------
                SOUTH CAROLINA-5.8%
    27,745      Greenville Cnty. School District,
                   5.50%, 12/1/28 ............................................................   Aa3/AA-         29,850,013
    18,120      Jobs Economic Dev. Auth. Economic Dev. Rev.,
                   5.625%, 11/15/30...........................................................    A3/A-          18,741,335
    23,500      Lexington Cnty. Health Services District Inc., Hosp. Rev.,
                   5.50%-5.75%, 11/1/28-5/1/37 ...............................................    A2/A           24,892,230
     3,250      Tobacco Settlement Rev.,
                   6.375%, 5/15/28, Ser. B ...................................................   Baa3/BBB         3,320,037
     1,180      Transportation Infrastructure  Rev.,
                   5.00%, 10/1/29, Ser. A (AMBAC).............................................    Aaa/NR          1,300,643
                                                                                                              --------------
                                                                                                                 78,104,258
                                                                                                              --------------
                TENNESSEE-3.1%
     1,815      Knox Cnty., GO,
                   5.00%, 2/1/17, Ser. A .....................................................    Aa2/AA          2,012,853
     3,750      Knox Cnty. Health Educational & Housing Facs. Board, Hospital Facs. Rev.,
                   5.25%, 10/1/30.............................................................    A1/AA-          3,887,325
    32,785      Memphis Electric System Rev.,
                   5.00%, 12/1/11, Ser. A (MBIA)..............................................   Aaa/AAA         35,817,940
                                                                                                              --------------
                                                                                                                 41,718,118
                                                                                                              --------------
                TEXAS-10.7%
     1,000      Arlington Independent School Dist., GO,
                   5.00%,  2/15/24 (PSF) .....................................................    Aaa/NR          1,033,600
     4,480      Aubrey Independent School Dist., GO,
                   5.50%, 2/15/33 (PSF) ......................................................    Aaa/NR          4,893,773
     6,500      Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp.,
                   5.375%, 1/1/32 ............................................................     NR/A-          6,662,435
     2,700      Comal Cnty. Health Facs., Mckenna Memorial Hospital Project,
                   6.25%, 2/1/32 .............................................................   Baa2/BBB         2,793,339
     5,000      Dallas Area Rapid Transit,
                   5.00%, 12/1/31 (AMBAC) ....................................................   Aaa/AAA          5,123,250
    20,000      Frisco Independent School District GO,
                   zero coupon, 8/15/34 ......................................................    Aaa/NR          4,347,200


                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)
   $19,750      Harris Cnty. GO,
                   5.125%, 8/15/31............................................................   Aa1/AA+        $22,002,685
     5,250      Harris Cnty. Health Facs. Dev. Corp. Rev.,
                   5.375%, 2/15/26, Ser. A....................................................    NR/AA-          5,430,338
    25,000      Harris Cnty. Senior Lien Toll Road,
                   5.00%, 8/15/30 (FSA).......................................................   Aaa/AAA         25,815,250
     7,500      Keller Independent School District GO,
                   4.875%, 8/15/31(PSF) ......................................................   Aaa/AAA          7,572,975
     3,170      Little Elm Independent School Dist. GO,
                   5.30%, 8/15/29, Ser. A (PSF) ..............................................    NR/AAA          3,374,053
     6,250      North Dallas Thruway Auth. Rev.,
                   4.75%, 1/1/29 (FGIC).......................................................   Aaa/AAA          6,290,875
     5,000      Quinlin Independent School District GO,
                   5.10%, 2/15/32 (PSF).......................................................   Aaa/NR           5,195,350
    14,000      State Affordable Housing Corp., Multifamily Housing Rev.,
                   5.40%, 9/1/22, Ser. A .....................................................   Aaa/AAA         14,700,980
                State Turnpike Auth. Central Turnpike System Rev.,
    10,000         zero coupon, 8/15/19, Ser. A (AMBAC) ......................................   Aaa/AAA          5,212,500
     8,880         5.00%, 8/15/42, Ser. A (AMBAC) ............................................   Aaa/AAA          9,096,050
     4,900      State Water Financial Assistance, GO,
                   5.00%-5.25%, 8/1/35-8/1/36 ................................................    Aa1/AA          5,077,955
     8,000      Wichita Falls Water & Sewer Rev.,
                   5.00%, 8/1/27 (AMBAC) .....................................................   Aaa/AAA          8,278,880
                                                                                                              --------------
                                                                                                                142,901,488
                                                                                                              --------------
                VIRGINIA-0.5%
     6,500      Fredericksburg Industrial Dev., Medicorp Health System,
                   5.125%-5.25%, 6/15/27-6/15/33, Ser. B......................................    A3/NR           6,636,335
                                                                                                              --------------
                WASHINGTON-0.4%
     5,000      Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)..............................   Aaa/AAA          5,146,650
                                                                                                              --------------
                WISCONSIN-0.8%
    10,175      Badger Tobacco Asset Securitization Corp.,
                   6.00%- 6.125%, 6/1/17-6/1/27 ..............................................   Baa3/BBB        10,383,090
     1,000      State Health & Educational Facs. Auth. Rev.,
                   5.375%, 10/1/30 ...........................................................    NR/A+           1,027,180
                                                                                                              --------------
                                                                                                                 11,410,270
                                                                                                              --------------

                Total Municipal Bonds & Notes (cost-$1,112,326,080)...........................                1,189,565,446
                                                                                                              --------------

                VARIABLE RATE NOTES (b)(c)(d)-9.5%
                ALABAMA-1.6%
     9,000      Birmingham Waterworks & Sewer Board,
                   8.37%, 1/1/33, Ser. 947 (MBIA).............................................    Aaa/NR         10,039,500
     6,675      Jefferson Cnty. Sewer Rev.,
                   12.50%, 11/1/30, Ser. 352 (FGIC)...........................................    Aaa/NR          8,760,337
     2,100      Montgomery Special Care Fac.,
                   11.72%, 11/15/29, Ser. 435 (MBIA)..........................................    Aaa/NR          2,305,947
                                                                                                              --------------
                                                                                                                 21,105,784
                                                                                                              --------------
                COLORADO-0.2%
     2,813      Denver City & Cnty. Airport Rev.,
                   13.61%, 11/15/25, Ser. 425 (FSA)...........................................    Aaa/NR          3,135,712
                                                                                                              --------------

                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE NOTES (continued)
                FLORIDA-0.5%
    $2,228      Orange Cnty. School Board, CP,
                   13.58%, 8/1/24, Ser. 328 (MBIA)............................................    Aaa/NR         $2,588,088
     4,052      State Governmental Utilities Auth. Rev.,
                   13.58%, 10/1/29, Ser. 327 (AMBAC)..........................................    Aaa/NR          4,658,091
                                                                                                              --------------
                                                                                                                  7,246,179
                                                                                                              --------------
                ILLINOIS-1.2%
                Chicago GO,
     4,450         8.10%, 1/1/28, Ser. 332 (MBIA).............................................    Aaa/NR          4,697,865
     3,300         13.38%, 1/1/40, Ser. 426 (FGIC)............................................    Aaa/NR          4,195,059
     1,932      Cook Cnty.,
                   11.72%, 11/15/28, Ser. 403 (FGIC) .........................................    Aaa/NR          2,057,580
     5,000      State GO,
                   8.37%, 4/1/27, Ser. 783....................................................    Aaa/NR          5,655,700
                                                                                                              --------------
                                                                                                                 16,606,204
                                                                                                              --------------
                MASSACHUSETTS-2.8%
     2,100      Boston Water & Sewer Community Rev.,
                   11.81%, 11/1/28, Ser. 434 (FGIC)...........................................    Aaa/NR          2,226,567
     2,420      State GO,
                   16.49%, 11/1/30, Ser. 785 (FGIC)...........................................    Aaa/NR          3,639,317
                State Turnpike Auth. Rev.,
    14,163         7.91%, 1/1/39, Ser. 335 (AMBAC)............................................    Aaa/NR         14,707,756
    11,049         11.81%, 1/1/37, Ser. 334 (MBIA)............................................    Aaa/NR         11,635,702
     4,500         11.81%, 1/1/37, Ser. 489 (MBIA)............................................    NR/AAA          4,738,950
                                                                                                              --------------
                                                                                                                 36,948,292
                                                                                                              --------------
                NEVADA-0.3%
     3,300      State GO,
                   11.67%, 5/15/28, Ser. 344 (FGIC)...........................................    Aaa/NR          3,481,170
                                                                                                              --------------
                NEW MEXICO-0.2%
     2,000      State Finance Auth., Transportation Rev., 7.87%, 6/15/12 (AMBAC) .............    Aaa/NR          2,393,400
                                                                                                              --------------
                OHIO-0.2%
     1,975      Hamilton Cnty. Sales Tax,
                   13.67%, 12/1/27, Ser. 356 (MBIA)...........................................    Aaa/NR          2,292,106
                                                                                                              --------------
                PENNSYLVANIA-0.5%
                Philadelphia School District, GO,
     2,505         10.84%, 4/1/27, Ser. 345 (MBIA)............................................    Aaa/NR          2,590,997
     4,016         10.88%, 4/1/27, Ser. 496 (MBIA)............................................    Aaa/NR          4,153,352
                                                                                                              --------------
                                                                                                                  6,744,349
                                                                                                              --------------
                TENNESSEE-0.5%
     6,000      Memphis Electric System Rev.,
                   7.87%, 12/1/11, Ser. 880 (MBIA) (a) (d)....................................    Aaa/NR          7,110,120
                                                                                                              --------------
                TEXAS-1.1%
     3,075      Denton Utility System Rev.,
                   14.14%, 12/1/29, Ser. 428 (MBIA)...........................................    Aaa/NR          3,540,309
     1,650      Houston Airport System Rev.,
                   11.60%, 7/1/25, Ser. 404 (FGIC)............................................    Aaa/NR          1,784,525
                Houston Water & Sewer System Rev.,
     2,750         13.64%, 12/1/28, Ser. 427 (FSA)............................................    Aaa/NR          3,720,750
     3,838         14.64%, 12/1/30, Ser. 495 (FGIC)...........................................    NR/AAA          5,518,478
                                                                                                              --------------
                                                                                                                 14,564,062
                                                                                                              --------------


                         PIMCO MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)


PRINCIPAL
 AMOUNT                                                                                        CREDIT RATING
 (000)                                                                                         (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE NOTES (continued)
                WASHINGTON-0.4%
    $4,550      Central Puget Sound Regional Transit Auth. Sales Tax & Motor,
                   7.35%, 2/1/28, Ser. 360 (FGIC).............................................    Aaa/NR         $4,638,361
                                                                                                             ---------------

                TOTAL VARIABLE RATE NOTES (cost-$109,663,415) ................................                  126,265,739
                                                                                                             ---------------
                U.S. TREASURY BILLS (e)-1.7%
    23,425         1.0148%-1.0899%, 3/3/05-5/5/05 (cost-$23,386,130) .........................   Aaa/AAA         23,384,304
                                                                                                             ---------------

                TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$1,245,375,625)-100.3%....                1,339,215,489
                                                                                                             ---------------

 Contracts
  (000)
----------      CALL OPTIONS WRITTEN (f)-(0.3)%
                U.S. Treasury Bond Futures, Chicago Board of Trade,
     (676)         Strike Price $110, expires 5/20/05 ........................................                     (718,250)
   (1,404)         Strike Price $112, expires 5/20/05.........................................                   (2,829,937)
                                                                                                             ---------------
                Total call options written (premiums received-$4,256,200)                                        (3,548,187)
                                                                                                             ---------------
                TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN (cost-$1,241,119,425)-100%                     $1,335,667,302
                                                                                                             ---------------

Futures contracts outstanding at February 28, 2005:


                                         Notional                   Unrealized
                                          Amount     Expiration    Appreciation
      Type                                 (000)        Date      (Depreciation)
-------------------------------------------------------------------------------
Short: U.S. Treasury 30 Year Bond         (4,839)     6/21/2005     $3,024,375

Long: Eurodollar Futures                   1,470      9/19/2005     (3,491,250)
                                                                   ------------
                                                                     $(466,875)
                                                                   ------------

NOTES TO SCHEDULES OF INVESTMENTS:
* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refundung date.
(b) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(c) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d) Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interet payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(e)  All or partial amount segregated as initial margin on futures contracts.
(f)  Non-income producing security.

GLOSSARY:
---------
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by Financial Guaranty Insurance Co.
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
PSF- Public School Fund
XCLA- insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99. Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2005